Notes to the consolidated statements of income - Personnel expenses (Details) € in Thousands	12 Months Ended
	Dec. 31, 2024 EUR (€) employee	Dec. 31, 2023 EUR (€) employee	Dec. 31, 2022 EUR (€) employee
Personnel expenses
Wages and salaries	€ 6,425,067	€ 6,437,582	€ 6,586,944
Social security contributions and cost of retirement benefits and social assistance	1,363,751	1,330,628	1,352,454
thereof retirement benefits	199,265	194,307	201,793
Personnel expenses	€ 7,788,818	€ 7,768,210	€ 7,939,398
Employees by function
Production and services | employee	96,938	105,894	111,472
Administration | employee	7,268	7,933	9,088
Sales and marketing | employee	8,283	7,993	7,955
Research and development | employee	1,351	1,300	1,226
Total employees | employee	113,840	123,120	129,741
Increase (decrease) due to adjustments of prior periods
Personnel expenses
Wages and salaries		€ 449,706	€ 458,759
Social security contributions and cost of retirement benefits and social assistance		(449,706)	(458,759)
thereof retirement benefits		€ (15,240)	€ (15,372)